Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.
Entity Central Index Key	0000793347
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000245159
Shareholder Report [Line Items]
Fund Name	Capital Appreciation and Income Fund
Class Name	Investor Class
Trading Symbol	PRCFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - Investor Class	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Major U.S. stock and bond market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence (AI)-related companies.

  Versus the fund’s custom benchmark (60% Bloomberg U.S. Aggregate Bond Index, 40% S&P 500 Index), relative results were supported by stock selection in consumer discretionary, where positions in McDonald’s and O’Reilly Automotive advanced and added value. An underweight allocation to the consumer staples sector was also beneficial. While the sector advanced, returns were modest and lagged the broader benchmark during a risk-on period where markets favored higher growth and names with exposure to AI.

  On the negative side, security selection in the industrials and business services sector detracted from relative results, driven in part by our exposure to Fortive, a conglomerate with health care assets that were adversely impacted by tariffs early in the year. Stock choices in health care also detracted, where our position in Becton, Dickinson and Company declined. Bond holdings contributed to returns during the period, particularly in government and high yield debt.

  The fund seeks total return through a combination of income and capital appreciation, investing primarily in fixed income and other debt instruments, as well as common and preferred stocks, typically of large U.S. companies. Notable changes in positioning during the period included adding to positions in information technology and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/29/23
Capital Appreciation and Income Fund (Investor Class)	11.85%	11.62%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	5.75
60% Bloomberg US Agg Index + 40% S&P 500 Index (Strategy Benchmark)	11.58	12.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 400,283,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,022,000
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$400,283 Number of Portfolio Holdings218
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	42.9%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.7
Corporate Bonds	14.6
Bank Loans	12.7
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.7%
Microsoft	3.2
NVIDIA	3.1
Apple	3.1
Hilton Domestic Operating	2.7
Yum! Brands	2.5
Alphabet	2.4
Amazon.com	2.1
TransDigm	2.1
Applied Systems	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000245160
Shareholder Report [Line Items]
Fund Name	Capital Appreciation and Income Fund
Class Name	I Class
Trading Symbol	PRCHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - I Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Major U.S. stock and bond market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence (AI)-related companies.

  Versus the fund’s custom benchmark (60% Bloomberg U.S. Aggregate Bond Index, 40% S&P 500 Index), relative results were supported by stock selection in consumer discretionary, where positions in McDonald’s and O’Reilly Automotive advanced and added value. An underweight allocation to the consumer staples sector was also beneficial. While the sector advanced, returns were modest and lagged the broader benchmark during a risk-on period where markets favored higher growth and names with exposure to AI.

  On the negative side, security selection in the industrials and business services sector detracted from relative results, driven in part by our exposure to Fortive, a conglomerate with health care assets that were adversely impacted by tariffs early in the year. Stock choices in health care also detracted, where our position in Becton, Dickinson and Company declined. Bond holdings contributed to returns during the period, particularly in government and high yield debt.

  The fund seeks total return through a combination of income and capital appreciation, investing primarily in fixed income and other debt instruments, as well as common and preferred stocks, typically of large U.S. companies. Notable changes in positioning during the period included adding to positions in information technology and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/29/23
Capital Appreciation and Income Fund (I Class)	11.98%	11.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	5.75
60% Bloomberg US Agg Index + 40% S&P 500 Index (Strategy Benchmark)	11.58	12.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 400,283,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,022,000
InvestmentCompanyPortfolioTurnover	36.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$400,283 Number of Portfolio Holdings218
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	42.9%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.7
Corporate Bonds	14.6
Bank Loans	12.7
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.7%
Microsoft	3.2
NVIDIA	3.1
Apple	3.1
Hilton Domestic Operating	2.7
Yum! Brands	2.5
Alphabet	2.4
Amazon.com	2.1
TransDigm	2.1
Applied Systems	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless